Other Non Financial Assets and Liabilities -Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Provision for loss	$ 0	$ 0
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Financial Assets [Line Items]
Assets	1,064,948	1,326,297
Enel Distribucin Cear SA [Member]
Disclosure Of Financial Assets [Line Items]
Assets	187,727	252,197
Enel Distribucion Goias S A (Distribucion) [Member]
Disclosure Of Financial Assets [Line Items]
Assets	533,824	0
Enel Distribucin Ro [Member]
Disclosure Of Financial Assets [Line Items]
Assets	576,566	0
Contributions fund to Enel Distribucin Gois
Disclosure Of Financial Assets [Line Items]
Provision for loss	$ 16,786	$ 14,479	$ 110,774